SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING
Summary of the Company's segment net sales, gross profit and income (loss) before income taxes

	Years ended December 31,
Net Sales by Segment	2017	% of net sales	2016	% of net sales	2015	% of net sales
	(in thousands, except percentages)
Equipment	$77,283	79%	$61,735	71%	$87,361	75%
Services	21,009	21%	24,777	29%	29,742	25%

Total Sales	$98,292	100%	$86,512	100%	$117,103	100%

	Years ended December 31,
Gross profit (loss) by Segment	2017	Gross profit %	2016	Gross profit %	2015	Gross profit %
	(in thousands, except percentages)
Equipment	$26,647	34%	$20,263	33%	$21,470	25%
Services	6,499	31%	8,093	33%	6,398	22%

Total Gross profit	$33,146	34%	$28,356	33%	$27,868	24%

	Years ended December 31,
Segment Margin and Income ( loss ) before income taxes	2017	2016	2015
	(in thousands)
Equipment	$16,847	$12,010	$12,097
Services	6,499	8,093	6,399

Total Segment Margin	23,346	20,103	18,496

General and Corporate	(15,102)	(19,183)	(49,816)

Income (loss) before income taxes	$8,244	$920	$(31,320)

Schedule of sales data by geographical area

	Years Ended December 31,
	2017	% of net sales	2016	% of net sales	2015	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$2,926	3%	$4,021	5%	$9,490	8%
Japan	49,185	50%	45,561	52%	57,483	49%
India	42,352	43%	33,021	38%	34,836	30%
Taiwan	3,018	3%	3,217	4%	7,904	7%
Other	811	1%	692	1%	7,390	6%

Total	$98,292	100%	$86,512	100%	$117,103	100%

Schedule of long-lived assets, consisting of property, plant and equipment, by geographical area
	December 31,
	2017	2016
	(in thousands)
China	$1,369	$1,357
Other	345	253

Total long-lived assets	$1,714	$1,610